OTHER LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Repayment schedule (carrying amount):
Total	$ 230,972	$ 283,765
JPY [Member]
Debt Instrument [Line Items]
Interest rate	1.95
Repayment schedule (carrying amount):
2022	$ 0
2023	0
2024	13,654
2025	27,306
2026	27,306
2027	27,306
Total	$ 95,572